Investments - Radient Technologies Inc. (Details) - CAD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Disclosure of financial assets [line items]
Unrealized losses on marketable securities	$ 1,205
Radient | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Total shareholdings (in shares)	37,643,431		37,643,431
Fair value of financial instrument	$ 0		$ 1,100
Unrealized losses on marketable securities		$ 1,100	$ 1,900